Note 3 - Vessels, Net	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2021	116,331,440	(17,872,993)	98,458,447
Depreciation for the period	-	(1,596,543)	(1,596,543)
Capitalized expenses	245,161	-	245,161
Balance, March 31, 2021	116,576,601	(19,469,536)	97,107,065

Capitalized expenses for the
three
month period ended
March 31, 2021
mainly refer to procurement of Water Ballast Treatment (“WBT”) system for one
of the Company's vessels.

As of
March 31, 2021
all vessels are used as collateral under the Company's loan agreements (see Note
5
).

Euroseas Ltd. and Subsidiaries
Notes to Unaudited Condensed Consolidated Financial Statements
(All amounts expressed in U.S. Dollars)